Employee Benefit Plans (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 24, 2012	Jun. 26, 2011	Jun. 24, 2012	Jun. 26, 2011	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009
Net Periodic Benefit Cost
Net periodic benefit cost	$ 100	$ 100
Defined benefit plan [Member]
Net Periodic Benefit Cost
Service cost					415	396
Interest cost					712	675
Expected return on plan assets					(624)	(526)
Amortization of prior service cost					255	255
Amortization of transition obligation					102	102
Amortization of (gain) loss						(23)
Net periodic benefit cost	200	200	400	400	860	879	800
Other Postretirement Benefit Plans, Defined Benefit [Member]
Net Periodic Benefit Cost
Service cost					383	312
Interest cost					643	557
Amortization of prior service cost					103	103
Amortization of (gain) loss					(28)	(26)
Net periodic benefit cost					$ 1,101	$ 947